Business Combinations (Details) € / shares in Units, € in Thousands, kr in Thousands		12 Months Ended
	Nov. 03, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 SEK (kr) shares	Nov. 03, 2020 SEK (kr) shares
Disclosure of detailed information about business combination [line items]
Cash transferred				kr 204,867
Cash transferred per acquired share | € / shares	€ 2.73
Contingent consideration				50,614
Acquisition cost			kr 7,020
Total purchase price				kr 255,481
Genkyotex SA
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares		10,121,676		10,121,676
Percentage acquired		86.20%		86.20%
Cash transferred per acquired share | € / shares		€ 3.02
Goodwill				kr 48,839
Acquisition cost			8,118
Genkyotex SA | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration | €		€ 55,000
Acquisition from Block Sellers
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares	7,236,515	7,236,515		7,236,515	7,236,515
Percentage acquired	62.70%				62.70%
Cash transferred	€ 19,747			kr 204,867	kr 204,867
Cash transferred per acquired share | € / shares		€ 2.73
Goodwill	€ 4,708				kr 48,839
Acquisition by tender offer of noncontrolling interest
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares	2,885,161				2,885,161
Cash transferred per acquired share | € / shares	€ 2.80
Acquisition cost			kr 7,020
Total purchase price	€ 8,078				kr 82,172